ORDINARY SHARES	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
ORDINARY SHARES

16.	ORDINARY SHARES

The Company adopts a dual-class ordinary share structure. Pursuant to the resolution of the shareholders of the Company on August 23, 2018, the Company’s authorized share capital became US$50,000 divided into 5,000,000,000 shares comprising of (i) 4,800,000,000 class A ordinary shares of a par value of US$0.00001 each (“Class A Ordinary Shares”), (ii) 150,000,000 class B ordinary shares of a par value of US$0.00001 each (“Class B Ordinary Shares”) and 50,000,000 shares of a par value of US$0.00001 each of such class or classes (however designated) as the board of directors may determine in accordance with post-offering amended and restated memorandum and articles of association. In respect of all matters subject to a shareholder vote, each Class A ordinary share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity other than holders of Class B Ordinary Shares or their affiliates, such Class B Ordinary Shares shall be automatically and immediately converted into the equivalent number of Class A Ordinary Shares.

Immediately prior to the completion of the IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding 4,000,000 Class A Ordinary Shares, the rest of the outstanding 33,818,182 Pre-IPO Class B Ordinary Shares, and all outstanding 18,181,818 Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis. Upon the completion of the Company’s IPO in 2018, 34,200,000 Class A Ordinary Shares were issued, and the Company had 90,200,000 Post-IPO Class A Ordinary Shares and 117,600,000 Post-IPO Class B Ordinary Shares outstanding, respectively.

As of June 30, 2026, the Company had 95,171,125 Class A Ordinary Shares and 102,674,548 Class B Ordinary Shares outstanding, respectively, following the share option exercises into Class A Ordinary Shares, conversions of Class B Ordinary Shares to Class A Ordinary Shares as well as the repurchase of Class A Ordinary Shares following the IPO during the previous years.